TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT	12 Months Ended
Mar. 31, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT

13 TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT

13.1 Trade receivables, net

	At	At
	31 March 2025	31 March 2024
	USD	USD
Trade receivables	1,394,545	186,966
Less: loss allowance	-	(4,632)
Total	1,394,545	182,334

Trade receivables are non-interest bearing and generally have credit terms of 30 days.

An aging analysis of the trade receivables at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At	At
	31 March 2025	31 March 2024
	USD	USD
Less than 1 month	1,219,953	85,740
Between 1 month and 3 months	158,350	59,905
Over 3 months	16,242	36,689
	1,394,545	182,334

The movements in the loss allowance for impairment of trade receivables are as follows:

	At	At
	31 March 2025	31 March 2024
	USD	USD
At the beginning of the year	4,632	5,032
Provision for the year	-	2,200
Written off for the year	(1,788)	-
Reversal for the year	(2,844)	(2,600)
At the end of the year	-	4,632

During the year ended 31 March 2025, trade receivables of $12,064 (2024: $21,522) were written off due to uncollectible as assessed by management. The carrying amounts of trade receivables are approximate their fair values.

13.2 Contract Assets

	At	At
	31 March 2025	31 March 2024
	USD	USD
Contract Assets	750	69,354

Contract assts relates to client contracts that have been complete, revenue recognized but yet to be invoiced.

13.3 Other receivables, deposits and prepayment

		At	At
	Notes	31 March 2025	31 March 2024
		USD	USD
Current:
Deposits	(a)	63,914	35,261
Prepayments	(b)	351,791	34,197
Other receivables	(c)	650,486	184,018
		1,066,191	253,476
Non-current:
Deposit	(a)	45,463	35,431

(a)

Current deposits represent amounts paid to an employment agency in Germany and deposit for investor relation services.

Non-current deposit of $45,463 (2024: $35,431) represents a deposit for a long-term lease of office space in Monaco. Deposit of $34,579 was originally paid by a related party and is shown as an amount due to related party.

(b)

The increase in prepayments as of 31 March 2025 primarily relates to the advance payment of the Directors and Officers (D&O) liability insurance premium, covering the period from January 2025 to December 2026. This insurance was procured subsequent to the successful completion of the IPO.

(c)

As of 31 March 2024, other receivables mainly comprised $142,633 of deferred transaction costs in connection with the IPO of the Company (the “Deferred IPO Expenses”) and an outstanding balance $41,385 with payment channel, Stripe. The Deferred IPO Expenses with an aggregate amount of $1,432,343 were deducted against share premium upon the successful closing of the IPO. Other Receivables also includes fund raising costs of $400,000 and $250,000 paid under the Nomas MOU and the Al Noor MOU, respectively.